Long-Term Borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Borrowings
Less: current portion	$ (6,000)	$ (6,000)
Total	28,500	34,500
Long-term unsecured borrowings (including current portion)
Long-Term Borrowings
Unsecured borrowings	34,500	40,500
Less: current portion	(6,000)	(6,000)
Total	28,500	34,500
Unused long-term credit lines	$ 140,000	$ 139,500
Interest rate		6.25%
Long-term unsecured borrowings (including current portion) | Bottom of range
Long-Term Borrowings
Interest rate	5.39%	6.25%
Long-term unsecured borrowings (including current portion) | Top of range
Long-Term Borrowings
Interest rate	5.43%